Earnings per share	12 Months Ended
Dec. 31, 2011
Earnings per share [Abstract]
Earnings per share
Note 5 – Earnings per share

The components of the numerator and denominator for the calculation of basic and diluted earnings per share resulting from continuing operations are as follows:

	Net income	Weighted average million of shares outstanding	Earnings per share
2009
Earnings per share	1,261	399	3.16
Effect of dilution:
Convertible bonds	50	36
Share options	-	2
Diluted earnings per share	1,311	437	3.00
2010
Earnings per share	1,117	409	2.73
Effect of dilution:
Convertible bonds	228	60
Share options	-	2
Diluted earnings per share**	1,345	471	2.73
2011
Earnings per share	1,401	459	3.05
Effect of dilution:
Convertible bonds	45	28
Share options	-	1
Diluted earnings per share	1,446	488	2.96

**The loss on debt extinguishment of $145 million has been added back to net income in addition to interests expenses related to the convertible bonds. These effects are anti-dilutive, and exceed the effect of increased denominator when calculating the diluted earnings per share. As a consequence of this, the diluted earnings per share equal basic earnings per share.